Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Assets by Level, within Fair Value Hierarchy, Measured at Fair Value on Recurring Basis

The following tables set forth the Plan's assets by level, within the fair value hierarchy, measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	Level 1	Level 2	Level 3	Total
December 31, 2025
Mutual funds:
Fixed income	$43,622,050	$—	$—	$43,622,050
Equity	357,195,391	—	—	357,195,391
Employer securities	30,751,151	—	—	30,751,151
Total investments in the fair value hierarchy	$431,568,592	$—	$—	$431,568,592
Investments measured at net asset value:
Collective trust funds(1)				227,077,727
Total investments at fair value				$658,646,319

	Level 1	Level 2	Level 3	Total
December 31, 2024
Mutual funds:
Fixed income	$40,730,371	$—	$—	$40,730,371
Equity	322,153,435	—	—	322,153,435
Employer securities	26,631,541	—	—	26,631,541
Total investments in the fair value hierarchy	$389,515,347	$—	$—	$389,515,347
Investments measured at net asset value:
Collective trust funds(1)				188,301,463
Total investments at fair value				$577,816,810

(1) Certain investments that were measured using net asset value as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.